METLIFE INVESTMENT FUNDS, INC.

SUPPLEMENT DATED JUNE 27, 2006

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2006

This supplement sets forth changes to the May 1, 2006 Statement of Additional Information (“SAI”) for the MetLife Investment Funds, Inc. (the “Company”). This supplement should be read in conjunction with the SAI and should be retained for future reference.

THE FOLLOWING CHART IS ADDED TO PAGE 34 OF THE SAI IN THE DIRECTORS AND OFFICERS SECTION, AFTER THE SECOND PARAGRAPH:

INTERESTED DIRECTOR

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years Including Other Directorships	Number of Portfolios in Fund Complex Overseen by Director

Elizabeth M. Forget** MetLife Insurance Company 260 Madison Avenue New York, NY 10016 Age: 39	Director and Chairman of the Board	Since May 17, 2006	President Met Investors Advisory LLC, since December 2000; Trustee and President of Met Investors Series Trust, since December 2000; Executive Vice President of MetLife Investors Group, Inc., Since July 2000; Director and President of MetLife Investment Funds Management LLC, since June 2006.	Four

*	There is no set term of office for the Company’s directors and officers. The table lists the number of years the person has served the Company in the listed capacity.
**	Ms. Forget is an interested director because she is an employee of the Company’s investment adviser and its affiliates.

THE FOLLOWING REPLACES THE DESCRIPTION FOR JOHN F. GUTHRIE UNDER THE PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS SECTION, ON PAGE 35 OF THE SAI:

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex

John F. Guthrie, Jr. Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116 Age: 62	Vice President	Since November 18, 2005	Manager and Senior Vice President, MetLife Advisers; Vice President, MetLife; Vice President, NELICO; Vice President, Met Investors Advisory, LLC, since 2005; Director, since June 2006 and Vice President, since 2005, MetLife Investment Funds Management LLC, Senior Vice President, Metropolitan Series Fund, Inc. and Metropolitan Series Fund II, since 2002; formerly, Senior Vice President, Zenith Fund**.	Four

*	There is no set term of office for the Company’s directors and officers. The table lists the number of years the person has served the Company in the listed capacity.
**	Following its merger into Metropolitan Series Fund, Inc. on May 1, 2003, the Zenith Fund deregistered as an investment company with the SEC on January 29, 2004.